Subsequent events (Details) - shares	Sep. 25, 2024	Aug. 14, 2024	Mar. 26, 2024	Mar. 22, 2024
Subsequent events
Number of shares issued for exercise of stock options		790,185		786,746
Number of shares received		790,185		786,746
Beneficiaries declared the exercise of all their exercisable	790,185		786,746